SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Derivative Financial Instruments (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Derivative Financial Instruments [Abstract]
Derivative asset	$ 760